Stock options (Tables)	12 Months Ended
Dec. 31, 2014
Fair values of options granted using weighted average assumptions
The fair values of options granted in fiscal years ended December 31, 2014 and 2013 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions for all options with a seven year expiration:

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
Expected dividend	0%	0%
Risk-free interest rate	1.97 - 2.28%	1.10–1.73%
Expected volatility	136 - 140%	144-175%
Expected life	7 years	7 years

Currency, Canadian Dollar [Member]
Options granted under the stock option plan are exercisable
The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian
		Dollars
	Number of		Weighted-
	Options	Range	average
Outstanding at December 31, 2012	1,390	1.62-2.43	$2.34
Granted	-	-	-
Exercised	-	-	-
Forfeited or expired	(26)	2.43	-
Outstanding at December 31, 2013	1,364	1.62-2.43	2.34
Granted	-	-	-
Exercised	(17)	1.89	1.89
Forfeited or expired	(9)	1.62-2.43	1.72
Outstanding at December 31, 2014	1,338	$1.62-2.43	$2.38

Options reinstated agreement either expired and cancelled prior to the agreed severance
	# outstanding and
	exercisable at
Price in Canadian Dollars	December 31, 2014	Weighted average remaining life (years)
$1.62	21	3.26
$1.89	84	3.34
$2.43	1,233	2.64
TOTAL	1,338	2.69

Currency, U.S. Dollar [Member]
Options granted under the stock option plan are exercisable
The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of		Weighted-
	Options	Range	average
Outstanding at December 31, 2012	443	$0.45 - 34.02	$2.01
Granted	105	0.72 – 2.94	0.96
Exercised	-	-	-
Forfeited or expired	(4)	15.66 – 30.78	30.42
Outstanding at December 31, 2013	544	0.45 – 30.78	1.80
Granted	654	1.59 – 3.60	2.24
Exercised	(110)	0.60 – 1.05	1.01
Forfeited or expired	(16)	1.89 – 34.02	20.51
Outstanding at December 31, 2014	1,072	$0.45 – 15.66	$1.77

Options reinstated agreement either expired and cancelled prior to the agreed severance

	# Outstanding and
	Exercisable at	Remaining life
Price in US Dollars	December 31, 2014	(years)
$0.45	11	4.63
$0.54	20	4.38
$0.60	75	4.26
$0.72	83	5.65
$0.96	11	5.62
$1.05	130	4.89
$1.50	31	3.88
$1.59	176	6.07
$1.68	33	4.97
$1.89	10	3.63
$2.31	275	6.32
$2.40	8	5.26
$2.55	4	6.86
$2.69	148	5.99
$2.79	49	6.60
$2.94	3	5.38
$3.60	3	6.38
$5.40	1	0.71
$15.66	1	0.40
	1,072	5.66